Quarterly Holdings Report
for

Fidelity Advisor® Consumer Discretionary Fund

April 30, 2021

AFCI-QTLY-0621
1.800322.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Adient PLC (a)	41,231	$1,910,645
Automobiles - 6.4%
Automobile Manufacturers - 6.4%
Ferrari NV	12,903	2,753,371
Tesla, Inc. (a)	63,500	45,049,440
		47,802,811
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	21,151	2,633,511
Diversified Consumer Services - 0.2%
Education Services - 0.2%
Grand Canyon Education, Inc. (a)	11,382	1,232,557
Entertainment - 0.9%
Interactive Home Entertainment - 0.1%
Roblox Corp. (a)	6,700	499,485
Movies & Entertainment - 0.8%
Cinemark Holdings, Inc. (a)(b)	136,800	2,900,160
Live Nation Entertainment, Inc. (a)	36,400	2,980,432
		5,880,592

TOTAL ENTERTAINMENT		6,380,077

Food & Staples Retailing - 1.8%
Food Distributors - 1.4%
Performance Food Group Co. (a)	85,808	5,036,930
U.S. Foods Holding Corp. (a)	131,900	5,468,574
		10,505,504
Hypermarkets & Super Centers - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	56,790	2,536,809

TOTAL FOOD & STAPLES RETAILING		13,042,313

Hotels, Restaurants & Leisure - 19.4%
Casinos & Gaming - 3.9%
Caesars Entertainment, Inc. (a)	136,185	13,324,340
Churchill Downs, Inc.	32,409	6,854,504
MGM Resorts International	10,100	411,272
Penn National Gaming, Inc. (a)	90,100	8,029,712
		28,619,828
Hotels, Resorts & Cruise Lines - 8.0%
Airbnb, Inc. Class A (b)	17,200	2,970,612
Expedia, Inc. (a)	70,100	12,353,723
Hilton Worldwide Holdings, Inc.	88,600	11,402,820
Lindblad Expeditions Holdings (a)	79,500	1,303,005
Marriott International, Inc. Class A	49,800	7,396,296
Marriott Vacations Worldwide Corp. (a)	26,346	4,679,840
The Booking Holdings, Inc. (a)	6,600	16,276,128
Wyndham Hotels & Resorts, Inc.	43,400	3,172,974
		59,555,398
Leisure Facilities - 0.8%
Planet Fitness, Inc. (a)	31,143	2,615,701
Vail Resorts, Inc.	10,817	3,517,256
		6,132,957
Restaurants - 6.7%
ARAMARK Holdings Corp.	81,317	3,160,792
Chipotle Mexican Grill, Inc. (a)	5,028	7,501,927
Domino's Pizza, Inc.	7,800	3,294,252
McDonald's Corp.	43,608	10,294,977
Noodles & Co. (a)	181,413	2,192,376
Restaurant Brands International, Inc.	51,100	3,509,215
Ruth's Hospitality Group, Inc. (a)	25,531	666,614
Starbucks Corp.	167,179	19,140,324
		49,760,477

TOTAL HOTELS, RESTAURANTS & LEISURE		144,068,660

Household Durables - 3.1%
Home Furnishings - 0.5%
Purple Innovation, Inc. (a)	65,041	2,216,597
Tempur Sealy International, Inc.	36,300	1,384,482
		3,601,079
Homebuilding - 2.6%
D.R. Horton, Inc.	81,519	8,012,503
Lennar Corp. Class A	60,007	6,216,725
NVR, Inc. (a)	1,022	5,128,498
		19,357,726

TOTAL HOUSEHOLD DURABLES		22,958,805

Interactive Media & Services - 0.9%
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	1,553	3,654,986
Facebook, Inc. Class A (a)	9,100	2,958,228
		6,613,214
Internet & Direct Marketing Retail - 25.4%
Internet & Direct Marketing Retail - 25.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	8,200	1,893,790
Amazon.com, Inc. (a)	48,900	169,556,838
Coupang, Inc. Class A (a)(b)	5,400	226,260
Deliveroo Holdings PLC	20,000	66,622
Deliveroo Holdings PLC (a)(c)	68,400	253,163
eBay, Inc.	10,600	591,374
Farfetch Ltd. Class A (a)	72,791	3,566,031
MercadoLibre, Inc. (a)	4,000	6,283,920
The RealReal, Inc. (a)	151,305	3,747,825
Wayfair LLC Class A (a)	6,719	1,985,935
		188,171,758
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
Visa, Inc. Class A	6,400	1,494,784
Multiline Retail - 6.0%
Department Stores - 0.8%
Kohl's Corp.	45,800	2,686,628
Nordstrom, Inc. (a)	88,400	3,242,512
		5,929,140
General Merchandise Stores - 5.2%
B&M European Value Retail SA	140,776	1,100,021
Dollar General Corp.	64,258	13,799,406
Dollar Tree, Inc. (a)	75,116	8,630,828
Ollie's Bargain Outlet Holdings, Inc. (a)	50,843	4,691,284
Target Corp.	49,600	10,280,096
		38,501,635

TOTAL MULTILINE RETAIL		44,430,775

Personal Products - 0.0%
Personal Products - 0.0%
Herbalife Nutrition Ltd. (a)	5,100	233,427
Road & Rail - 0.6%
Trucking - 0.6%
Lyft, Inc. (a)	44,552	2,479,764
Uber Technologies, Inc. (a)	37,700	2,064,829
		4,544,593
Specialty Retail - 19.0%
Apparel Retail - 6.4%
American Eagle Outfitters, Inc. (b)	204,100	7,055,737
Aritzia LP (a)	27,400	683,690
Burlington Stores, Inc. (a)	49,225	16,063,594
L Brands, Inc. (a)	19,633	1,293,815
Ross Stores, Inc.	79,311	10,384,982
TJX Companies, Inc.	167,148	11,867,508
		47,349,326
Automotive Retail - 0.4%
Carvana Co. Class A (a)	9,400	2,681,444
Computer & Electronics Retail - 0.6%
Best Buy Co., Inc.	36,972	4,298,734
Home Improvement Retail - 9.3%
Floor & Decor Holdings, Inc. Class A (a)	52,677	5,842,933
Lowe's Companies, Inc.	113,272	22,229,630
The Home Depot, Inc.	127,718	41,338,485
		69,411,048
Specialty Stores - 2.3%
Academy Sports & Outdoors, Inc.	29,567	910,959
Dick's Sporting Goods, Inc.	34,800	2,873,784
Five Below, Inc. (a)	26,063	5,245,700
JD Sports Fashion PLC (a)	26,800	339,919
National Vision Holdings, Inc. (a)	41,089	2,071,296
Sally Beauty Holdings, Inc. (a)	60,400	1,212,228
Ulta Beauty, Inc. (a)	13,200	4,347,420
		17,001,306

TOTAL SPECIALTY RETAIL		140,741,858

Textiles, Apparel & Luxury Goods - 14.9%
Apparel, Accessories & Luxury Goods - 10.5%
adidas AG	6,984	2,156,645
Canada Goose Holdings, Inc. (a)	17,066	721,155
Capri Holdings Ltd. (a)	414,179	22,812,979
G-III Apparel Group Ltd. (a)	64,255	2,087,645
Hermes International SCA	726	911,238
Kontoor Brands, Inc.	5,900	370,697
Levi Strauss & Co. Class A	77,600	2,239,536
lululemon athletica, Inc. (a)	13,658	4,579,118
LVMH Moet Hennessy Louis Vuitton SE	6,215	4,682,073
PVH Corp.	122,216	13,832,407
Ralph Lauren Corp.	34,900	4,651,821
Tapestry, Inc.	399,252	19,104,208
		78,149,522
Footwear - 4.4%
Crocs, Inc. (a)	1,900	190,228
Deckers Outdoor Corp. (a)	20,927	7,077,511
NIKE, Inc. Class B	181,754	24,104,215
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	20,000	969,800
		32,341,754

TOTAL TEXTILES, APPAREL & LUXURY GOODS		110,491,276

TOTAL COMMON STOCKS
(Cost $416,695,863)		736,751,064

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.04% (d)	6,420,175	6,421,459
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)	12,516,273	12,517,525
TOTAL MONEY MARKET FUNDS
(Cost $18,938,984)		18,938,984
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $435,634,847)		755,690,048
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(13,946,830)
NET ASSETS - 100%		$741,743,218

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $253,163 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,234
Fidelity Securities Lending Cash Central Fund	2,413
Total	$4,647

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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